Credit Facilities (Details) - Schedule of Long-Term Bank Borrowings - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Bank Borrowings [Abstract]
Less than 1 year	$ 391,178	$ 586,935
1-2 years	121,088	253,352
Total	$ 512,266	$ 840,287